REVENUES (Tables)	3 Months Ended
Mar. 31, 2026
Revenues
SCHEDULE OF REVENUE FROM SERVICES
	Three months ended
	March 31,
	2026	2025

Revenues from sales of precision metal parts	$867	$1,353
Smart Carts:
Revenues from the Cust2Mate Platform	2,250	194
Services for the smart carts	200	-
	$3,317	$1,547